Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
January 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT1-0423
1.9898216.102
Common Stocks - 98.9%
	Shares	Value ($)
Australia - 6.2%
Altium Ltd.	13,076	362,036
ASX Ltd.	20,705	1,013,202
Aurizon Holdings Ltd.	196,869	514,569
BHP Group Ltd.	320,569	11,227,017
JB Hi-Fi Ltd.	11,694	402,069
Medibank Private Ltd.	294,543	613,617
REA Group Ltd.	5,511	494,181
Rio Tinto Ltd.	39,702	3,562,752
SEEK Ltd.	37,937	657,030
Technology One Ltd.	29,743	307,525
Telstra Group Ltd.	432,510	1,250,034
Whitehaven Coal Ltd.	102,275	608,142
WiseTech Global Ltd.	18,501	802,196
TOTAL AUSTRALIA		21,814,370
Bailiwick of Jersey - 1.2%
Experian PLC	103,690	3,791,892
Man Group PLC	157,550	483,064
TOTAL BAILIWICK OF JERSEY		4,274,956
Belgium - 0.6%
Sofina SA	1,685	398,610
UCB SA	13,521	1,108,037
Warehouses de Pauw	15,163	479,038
TOTAL BELGIUM		1,985,685
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	64,500	358,849
Denmark - 5.1%
Demant A/S (a)	10,348	291,641
Genmab A/S (a)	7,033	2,756,210
Novo Nordisk A/S Series B	88,429	12,237,678
Novozymes A/S Series B	22,361	1,159,764
Pandora A/S	10,214	844,860
Royal Unibrew A/S	4,564	319,287
SimCorp A/S	4,331	301,911
TOTAL DENMARK		17,911,351
Finland - 1.3%
Elisa Corp. (A Shares)	16,107	917,212
Kojamo OYJ	19,031	291,723
Kone OYJ (B Shares)	43,137	2,346,695
Orion Oyj (B Shares)	11,407	610,011
Valmet Corp.	17,762	555,548
TOTAL FINLAND		4,721,189
France - 11.0%
bioMerieux SA	5,247	532,551
Edenred SA	26,694	1,450,729
Gaztransport et Technigaz SA	2,340	258,209
Hermes International SCA	3,726	6,944,961
Ipsen SA	4,303	450,960
Kering SA	7,741	4,830,050
L'Oreal SA	23,276	9,610,931
La Francaise des Jeux SAEM (b)	13,278	566,581
LVMH Moet Hennessy Louis Vuitton SE	14,486	12,645,922
Remy Cointreau SA	2,536	475,860
Sartorius Stedim Biotech	2,563	888,572
TOTAL FRANCE		38,655,326
Germany - 3.6%
CTS Eventim AG (a)	5,750	401,947
Deutsche Borse AG	20,320	3,636,108
Encavis AG	12,917	248,626
LEG Immobilien AG	7,926	616,787
Nemetschek SE	5,929	315,002
Rational AG	547	357,992
SAP SE	54,278	6,434,115
Talanx AG	5,684	280,296
Vantage Towers AG (c)	9,737	355,464
TOTAL GERMANY		12,646,337
Hong Kong - 1.8%
Hong Kong Exchanges and Clearing Ltd.	127,500	5,734,643
Power Assets Holdings Ltd.	146,000	826,093
TOTAL HONG KONG		6,560,736
Israel - 0.5%
NICE Ltd. (a)	6,795	1,399,691
Plus500 Ltd.	11,428	261,915
TOTAL ISRAEL		1,661,606
Italy - 0.6%
FinecoBank SpA	65,252	1,166,942
Italgas SpA	51,992	303,246
Recordati SpA	10,735	468,339
Reply SpA	2,401	310,358
TOTAL ITALY		2,248,885
Japan - 23.9%
Advantest Corp.	20,300	1,455,124
Astellas Pharma, Inc.	196,300	2,889,562
Bandai Namco Holdings, Inc.	23,700	1,584,909
BayCurrent Consulting, Inc.	14,600	620,640
Capcom Co. Ltd.	17,100	554,105
Chugai Pharmaceutical Co. Ltd.	68,200	1,768,091
CyberAgent, Inc.	44,300	414,292
Daito Trust Construction Co. Ltd.	7,400	731,258
Disco Corp.	3,200	961,384
GOLDWIN, Inc.	4,000	304,729
Hamamatsu Photonics K.K.	15,700	838,856
Hirose Electric Co. Ltd.	3,300	429,608
Hoya Corp.	39,100	4,299,903
Japan Exchange Group, Inc.	56,500	864,708
Japan Tobacco, Inc.	117,600	2,398,090
KDDI Corp.	167,600	5,236,403
Keyence Corp.	19,900	9,161,342
Kobayashi Pharmaceutical Co. Ltd.	6,200	445,111
Konami Group Corp.	10,700	526,156
M3, Inc.	45,700	1,249,572
MS&AD Insurance Group Holdings, Inc.	48,900	1,568,405
Nabtesco Corp.	12,900	377,693
Nexon Co. Ltd.	50,200	1,210,450
Nihon M&A Center Holdings, Inc.	32,000	327,149
Nintendo Co. Ltd.	125,000	5,419,726
Nippon Shinyaku Co. Ltd.	6,500	334,530
Nippon Telegraph & Telephone Corp.	127,800	3,832,150
Nissan Chemical Corp.	15,200	717,587
OBIC Co. Ltd.	7,000	1,122,287
Ono Pharmaceutical Co. Ltd.	50,900	1,104,464
Recruit Holdings Co. Ltd.	181,400	5,833,872
SBI Holdings, Inc. Japan	29,100	616,900
Shimadzu Corp.	29,400	903,494
SHIMANO, Inc.	9,000	1,605,019
Shin-Etsu Chemical Co. Ltd.	44,600	6,575,072
Shionogi & Co. Ltd.	30,300	1,443,932
SMC Corp.	6,500	3,301,422
Sompo Holdings, Inc.	37,200	1,601,419
Square Enix Holdings Co. Ltd.	9,600	453,996
Sysmex Corp.	18,200	1,208,209
TIS, Inc.	24,400	703,583
Tokio Marine Holdings, Inc.	218,200	4,570,136
Trend Micro, Inc.	15,100	747,662
USS Co. Ltd.	23,100	379,953
Yakult Honsha Co. Ltd.	17,000	1,213,595
ZOZO, Inc.	12,000	311,079
TOTAL JAPAN		84,217,627
Luxembourg - 0.1%
SES SA (France) (depositary receipt)	41,010	317,527
Malta - 0.1%
Kindred Group PLC (depositary receipt)	24,613	247,363
Netherlands - 8.0%
Adyen BV (a)(b)	3,313	5,008,948
Arcadis NV	7,932	342,516
ASML Holding NV (Netherlands)	19,701	13,035,115
BE Semiconductor Industries NV	8,245	585,141
Davide Campari Milano NV	57,147	610,588
Ferrari NV (Italy)	13,688	3,406,240
Universal Music Group NV	81,455	2,082,183
Wolters Kluwer NV	28,076	3,056,861
TOTAL NETHERLANDS		28,127,592
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp.	61,746	1,013,326
Norway - 1.5%
Aker BP ASA	33,122	1,006,110
Equinor ASA	112,074	3,415,642
Gjensidige Forsikring ASA	20,320	364,195
Tomra Systems ASA	25,012	438,868
TOTAL NORWAY		5,224,815
Singapore - 0.2%
Singapore Exchange Ltd.	87,900	619,126
Spain - 0.4%
Enagas SA	26,617	476,442
Red Electrica Corporacion SA	46,294	817,335
Viscofan Envolturas Celulosicas SA	4,178	268,666
TOTAL SPAIN		1,562,443
Sweden - 2.5%
Atlas Copco AB (A Shares)	423,473	5,024,958
Avanza Bank Holding AB	12,645	290,200
Castellum AB	30,690	419,076
Epiroc AB (A Shares)	103,243	2,008,776
Fastighets AB Balder (a)	67,482	345,554
Nordnet AB	17,379	281,435
Sagax AB	21,298	527,684
TOTAL SWEDEN		8,897,683
Switzerland - 14.8%
ABB Ltd. (Reg.)	182,813	6,364,756
Belimo Holding AG (Reg.)	1,052	552,717
Bucher Industries AG	713	322,894
Ems-Chemie Holding AG	725	538,108
Geberit AG (Reg.)	3,837	2,169,340
Kuehne & Nagel International AG	6,070	1,442,744
Nestle SA (Reg. S)	3,326	405,802
Novartis AG	126,458	11,432,952
Partners Group Holding AG	2,427	2,263,963
Roche Holding AG (participation certificate)	36,078	11,262,484
SGS SA (Reg.)	649	1,577,307
Sonova Holding AG	5,675	1,412,706
Straumann Holding AG	12,449	1,630,035
Swisscom AG	2,715	1,601,420
Temenos Group AG	7,201	511,110
VAT Group AG (b)	2,888	892,741
Zurich Insurance Group Ltd.	16,092	7,957,960
TOTAL SWITZERLAND		52,339,039
United Kingdom - 15.1%
3i Group PLC	104,091	2,030,789
Admiral Group PLC	29,187	791,630
Anglo American PLC (United Kingdom)	143,054	6,169,978
Antofagasta PLC	36,903	788,216
Auto Trader Group PLC (b)	103,636	804,058
Big Yellow Group PLC	18,701	278,741
Diageo PLC	192,304	8,408,706
Games Workshop Group PLC	3,512	406,132
GSK PLC	428,587	7,528,147
Hargreaves Lansdown PLC	37,539	411,429
IG Group Holdings PLC	46,158	452,971
Imperial Brands PLC	102,631	2,574,627
Indivior PLC (a)	15,026	360,307
Persimmon PLC	34,151	594,495
RELX PLC (London Stock Exchange)	212,019	6,298,859
Rightmove PLC	93,642	680,393
Rio Tinto PLC	113,466	8,884,531
Rotork PLC	92,029	360,796
RS GROUP PLC	50,453	584,689
Safestore Holdings PLC	22,548	279,651
Sage Group PLC	117,730	1,127,474
Schroders PLC	81,049	477,524
Segro PLC	129,312	1,323,524
St. James's Place PLC	58,188	876,986
Tritax Big Box REIT PLC	199,866	383,899
Wise PLC (a)	50,407	336,822
TOTAL UNITED KINGDOM		53,215,374
TOTAL COMMON STOCKS (Cost $308,689,613)		348,621,205

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (e) (Cost $294,373)	300,000	294,368

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g) (Cost $190,000)	189,981	190,000

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $309,173,986)	349,105,573
NET OTHER ASSETS (LIABILITIES) - 0.9%	3,277,623
NET ASSETS - 100.0%	352,383,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	36	Mar 2023	3,814,200	135,475	135,475

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,272,328 or 2.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $82,423.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	3,034,111	5,637,754	8,671,865	11,322	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	650,950	558,123	1,019,073	372	-	-	190,000	0.0%
Total	3,685,061	6,195,877	9,690,938	11,694	-	-	190,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.